SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Movement in the allowances for doubtful debts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Movement in the Allowances for Doubtful Debts
Balance at beginning of period	¥ 304	$ 48	¥ 177	¥ 198
Additional provision	841	132	758	168
Write-offs			(631)	(189)
Balance at end of period	¥ 1,145	$ 180	¥ 304	¥ 177